Other Receivables - Contracts with customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Receivables
Balance, beginning of the year	$ 575	$ 106
Reclassification to revenues		(106)
A change in the time frame for a right to consideration to become unconditional	(575)	575
Balance, end of the year	$ 0	$ 575